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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



                  Investment Company Act file number 811-02631
                                                     -----------------

                          Chestnut Street Exchange Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              400 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 792-2555
                                                           --------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:


                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

            SHARES                                                                                  VALUE
-------------------------------                                                               ------------------

                                    COMMON STOCKS                                        97.6%

                                                                BASICS                    3.6%
                                                 -------------------------------------

                       100,609                    Air Products & Chemicals, Inc.                     $5,547,580
                        86,032                    Cabot Corp.                                         2,839,916
                        42,373                  * Cabot Microelectronics Corp.                        1,244,919
                                                                                              ------------------
                                                                                                      9,632,415
                                                                                              ------------------

                                                           CAPITAL EQUIPMENT              7.6%
                                                 -------------------------------------

                        90,556                    Emerson Electric Co.                                6,501,921
                       364,049                    General Electric Co.                               12,257,530
                        39,154                    Pitney Bowes, Inc.                                  1,634,288
                                                                                              ------------------
                                                                                                     20,393,739
                                                                                              ------------------

                                                          CONSUMER CYCLICALS              6.2%
                                                 -------------------------------------

                        99,829                  * Comcast Corp. Class A                               2,932,976
                       129,129                    Disney (Walt) Co.                                   3,115,883
                       144,103                    3M Co.                                             10,571,396
                                                                                              ------------------
                                                                                                     16,620,255
                                                                                              ------------------

                                                                ENERGY                    6.4%
                                                 -------------------------------------

                        41,979                    BP plc ADR                                          2,974,212
                       147,227                    Exxon Mobil Corp.                                   9,354,803
                        57,292                    Schlumberger, Ltd.                                  4,834,299
                                                                                              ------------------
                                                                                                     17,163,314
                                                                                              ------------------

                                                               FINANCIAL                 23.4%
                                                 -------------------------------------

                       111,332                    American Express Co.                                6,394,910
                        28,441                    American International Group, Inc.                  1,762,204
                       394,928                    Bank of America Corp.                              16,626,469
                        66,363                    Fannie Mae                                          2,974,390
                       110,307                    Marsh & McLennan Companies, Inc.                    3,352,230
                        96,032                    Moody's Corporation                                 4,905,314
                       140,310                    J.P. Morgan Chase & Co.                             4,760,718
                        92,150                    Wachovia Corp.                                      4,385,418
                       298,190                    Wells Fargo & Co.                                  17,464,988
                                                                                              ------------------
                                                                                                     62,626,641
                                                                                              ------------------

                                                                 HEALTHCARE               23.5%
                                                    -------------------------------------

                           231,254                   Abbott Laboratories, Inc.                        9,805,170
                            64,986                   Baxter International, Inc.                       2,590,992
                            23,125                 * Hospira, Inc.                                      947,431



                            75,385                   IMS Health, Inc.                                 1,897,440
                           565,213                   Johnson & Johnson, Inc.                         35,766,679
                            45,931                 * Medco Health Solutions, Inc.                     2,518,397
                           349,404                   Merck & Company, Inc.                            9,507,283
                                                                                               -----------------
                                                                                                     63,033,392
                                                                                               -----------------

                                                                   RETAIL                  0.4%
                                                    -------------------------------------

                            44,558                 * Safeway, Inc.                                    1,140,685
                                                                                               -----------------


                                                                   STAPLES                 3.9%
                                                    -------------------------------------

                           222,044                   Coca Cola (The) Co.                              9,590,080
                            45,506                   Sara Lee Corp.                                     862,339
                                                                                               -----------------
                                                                                                     10,452,419
                                                                                               -----------------

                                                                 TECHNOLOGY               17.3%
                                                    -------------------------------------

                                                   * Freescale Semiconductor, Inc.,
                            30,192                  Class B                                             711,927
                            57,923                   Hewlett-Packard Co.                              1,691,352
                                                     International Business Machines
                            39,708                  Corp.                                             3,185,376
                         1,264,732                   Intel Corp.                                     31,175,644
                           139,643                   Microsoft Corp.                                  3,593,014
                           273,453                   Motorola, Inc.                                   6,040,577
                                                                                               -----------------
                                                                                                     46,397,890
                                                                                               -----------------

                                                               TRANSPORTATION              3.5%
                                                    -------------------------------------

                           113,572                   Burlington Northern Santa Fe Corp.               6,791,606
                            37,922                   Union Pacific Corp.                              2,719,007
                                                                                               -----------------
                                                                                                      9,510,613
                                                                                               -----------------

                                                                  UTILITIES                1.8%
                                                    -------------------------------------

                           143,830                   Verizon Communications, Inc.                     4,701,803
                                                                                               -----------------


TOTAL COMMON STOCKS
                                                     (Cost: $35,386,843)                            261,673,166
                                                                                               -----------------

               PAR                                                                                  VALUE
-----------------------------------                                                            -----------------

SHORT-TERM OBLIGATIONS                                                                     2.6%

 $              7,100,000                            Federal Home Loan Mortgage Corp.
                                                     10/03/05,  3.18%                          $      7,098,746
                                                                                               -----------------
                                                     (Cost: $7,098,746)

TOTAL INVESTMENT IN SECURITIES
                                              (Cost: $42,485,589)                     100.2%    268,771,912

*Non-Income Producing

ADR - American Depositary Receipt

The following amounts based on cost for federal income tax purposes.

     (a) Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost.

          231,129,038

     (b) Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

          (104,469)

     (c)  Net unrealized appreciation.

          231,024,569

     (d)  Aggregate cost of securities for federal income tax purposes.

          37,747,343

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

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     (a)  Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act.


                                      -7-
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Chestnut Street Exchange Fund
                  ------------------------------

By:               /s/ Edward J. Roach
                  -------------------
                  Edward J. Roach, President & Treasurer
                  (Principal Executive and Principal Financial Officer)


Date:             November  23, 2005
                  ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      Chestnut Street Exchange Fund
                  -----------------------------
By:               /s/ Edward J. Roach
                  -------------------
                  Edward J. Roach, President & Treasurer
                  (Principal Executive and Principal Financial Officer)

Date:             November  23, 2005
                  ------------------